Restructuring - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
2021 Italian workforce redundancies plan expense, net	$ 6	$ 6	$ 45
Reversals of expense and other	(2)	(6)
Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
2021 Italian workforce redundancies plan expense, net	$ 7	11
Italian Workforce Redundancies | Minimum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement	1 year
Italian Workforce Redundancies | Maximum
Restructuring Cost and Reserve [Line Items]
Period of continuing involvement	3 years
Segment Reorganization
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date			16
Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date			8
Technology Organization Consolidation
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date			$ 17
Severance and Related Employee Costs
Restructuring Cost and Reserve [Line Items]
Reversals of expense and other	$ (2)	(5)
Severance and Related Employee Costs | Italian Workforce Redundancies
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	35
2021 Italian workforce redundancies plan expense, net	7	11
Restructuring cost incurred to date	18
Severance and Related Employee Costs | Segment Reorganization
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date				$ 15
Reversals of expense and other	1	1
Severance and Related Employee Costs | Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date				$ 7
Reversals of expense and other	1	1
Severance and Related Employee Costs | Technology Organization Consolidation
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date		13
Reversals of expense and other	$ 4	$ 4